Note 4 - Stockholders' Equity - Share-based Compensation Expense 1 (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based compensation expense	$ 206,822	$ 294,600	$ 523,961	$ 761,344	$ 880,789	$ 634,082
Research and Development Expense [Member]
Share-based compensation expense	26,251		26,251	200,337	200,337	133,334
General and Administrative Expense [Member]
Share-based compensation expense	$ 180,571	$ 294,600	$ 497,710	$ 561,007	$ 680,452	$ 500,748